Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net Loss	$ (3,073,843)	$ (2,133,793)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	16,974	15,419
Gain on forgiveness of debt	11,191	(23,245)
Loss on disposal of fixed asset	0	953
Imputed interest	1,425	0
Stock issuable for services	32,850	0
Warrants issued to consultants	1,356,230	590,335
Warrants issued to related party	193,654	121,448
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	(679)	355
Increase in accounts receivables, net	(31,858)	0
(Decrease) in accrued expenses and other payables - related party	498,640	489,718
(Decrease) Increase in accounts payable	(16,425)	(28,753)
Net Cash Used In Operating Activities	(1,011,841)	(967,563)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(2,488)	(39,285)
Net Cash Used In Investing Activities	(2,488)	(39,285)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - related party	50,000	0
Proceeds from issuance of common stock	1,025,000	750,000
Net Cash Provided by Financing Activities	1,075,000	750,000
Net Increase (Decrease) in Cash	60,671	(256,848)
Cash at Beginning of Period	238,188	495,036
Cash at End of Period	298,859	238,188
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	1,131,007	238,342
Shares issuable in connection with cashless warrant exercise	224,904	0
Settlement of accounts payable with stock issuance	$ 808	$ 755